UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities - 83.9%
	Residential - 83.9%
$ 1,165	Aesop Funding II LLC, 144A	4.640%	5/20/16	Aaa	$ 1,164,884
1,120	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	CCC	699,816
1,205	Banc of America Commercial Mortgage Inc, Commercial Mortgage Pass-Through Certificates Series 2007-4	5.811%	2/10/51	BBB	946,139
620	Banc of America Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	Aa2	525,740
551	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.958%	6/25/47	CCC	427,276
2,895	Bear Stearns Adustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	4.223%	10/25/35	BB	2,272,920
975	Bear Stearns Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP28	5.835%	9/11/42	A+	844,583
299	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	5.589%	3/25/36	B3	226,905
958	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.278%	8/25/35	Ba2	667,842
1,090	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Caa1	680,308
952	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Caa1	591,203
944	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	B	825,568
3,255	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.396%	3/25/47	B-	2,166,393
3,421	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	5.257%	3/20/36	CCC	2,098,474
990	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.496%	4/25/36	Ba2	824,054
2,420	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	Caa1	1,382,870
960	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certifcates Series 2005-12	5.585%	3/25/36	B3	639,820
1,560	Dominos Pizza Master Issuer LLC, Series 2007-1	5.261%	4/25/37	BBB-	1,412,320
47,500	Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	50,810,180
565	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	5.832%	5/25/37	CCC	431,216
6,850	Federal Home Loan Mortgage Corporation Multi-Class Certificates, Series 3411	6.770%	8/15/36	AAA	839,581
9,767	Federal Home Loan Mortgage Corporation Multi-Class Certificates, Series 3415	6.070%	8/15/35	AAA	1,273,361
8,927	Federal Home Loan Mortgage Corporation Multi-Class Certificates, Series 3591	6.170%	6/15/39	AAA	1,001,915
835	Federal Home Loan Mortgage Corporation Structured Pass Through Certificates Series 2010-K006	5.357%	12/26/46	AAA	731,799
40	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	5.889%	3/25/37	CCC	29,276
1,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certifcates Series 2007-GG9	5.475%	3/10/39	Aaa	1,241,502
2,888	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	5.673%	4/25/36	B-	2,080,248
2,789	IndyMac INDA Mortgage Loan Trust Series 2007-AR3	6.101%	7/25/37	B2	2,193,305
1,189	IndyMac INDX Mortgage Loan Trust 2006-AR3	3.294%	3/25/36	Caa2	656,458
975	J.P. Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-CIBC20	5.901%	2/12/51	Aaa	818,341
483	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	5.371%	6/25/37	CCC	377,098
1,575	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	4.940%	8/15/42	A2	1,301,782
676	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-C2	6.068%	2/12/51	Aaa	607,416
2,834	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	B3	2,221,301
214	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	5.494%	6/25/37	CCC	158,409
50	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Notes, Series 2005-A9	5.129%	12/25/35	B+	34,426
2,000	Morgan Stanley Capital I Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.685%	4/15/49	Aaa	1,278,763
460	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-HQ13	5.569%	12/15/44	A+	413,527
308	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	5.057%	3/25/36	CCC	189,780
3,057	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	CCC	2,183,509
2,204	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	B3	1,071,417
1,525	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	5.917%	1/25/36	Caa2	843,305
1,799	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.635%	2/20/47	CCC	1,387,456
39	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.984%	10/25/37	B3	31,825
3,051	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.720%	2/25/37	CCC	2,070,760
3,065	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	5.566%	12/25/36	CCC	2,212,672
182	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	5.595%	10/25/36	CCC	138,393
132,727	Total Residential				97,026,136
$ 132,727	Total Mortgage-Backed Securities (cost $96,386,763)				97,026,136
	PPIP Limited Partnership - 13.2%
$ -	Wellington Management Legacy Securities PPIF, LP (3)	N/A	N/A	N/A	$ 15,341,265
$ -	Total PPIP Limited Partnership (cost $14,988,772)				15,341,265

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 54.5%
$ 63,074	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $63,074,345, collateralized by $64,405,000 U.S. Treasury Bills, 0.000%, due 9/16/10, value $64,340,595	0.000%	4/01/10		$ 63,074,345
	Total Short-Term Investments (cost $63,074,345)				63,074,345
	Total Investments (cost $174,449,880) - 151.6%				175,441,746
	Other Assets Less Liabilities - (51.6)%				(59,749,982)
	Net Assets - 100%				$115,691,764
	Fair Value Measurements
	In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
	The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$ –	$97,026,136	$ –	$ 97,026,136
PPIP Limited Parternship	–	–	15,341,265	15,341,265
Short-Term Investments	63,074,345	–	–	63,074,345
Total	$63,074,345	$97,026,136	$15,341,265	$175,441,746

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
PPIP Limited
Partnership
Balance at the beginning of period	$ –
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	352,493
Net purchases at cost (sales at proceeds)	14,988,772
Net discounts (premiums)	–
Net transfers in to (out of) at end of period fair value	–
Balance at the end of period	$15,341,265

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Fund investment, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on future contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $174,449,880.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$1,094,723
Depreciation	(102,857)

Net unrealized appreciation (depreciation) of investments	$ 991,866

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 3.
PPIP	Public-Private Investment Program.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
MDR	Denotes investment is subject to dollar roll transactions.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.